Future Amortization Expenses for Net Carrying Amount of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Year 2017	$ 2,912
Year 2018	848
Year 2019	25
Year 2021 and thereafter	0
Acquired intangible assets, net	$ 3,785	$ 8,157